Allowance for Doubtful Trade Accounts Receivables (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Receivables [Abstract]
Balance at Beginning of Period	$ 3,200,434	$ 4,022,664	$ 4,128,829
Expense / Reversal	(48,580)	37,700	(144,263)
Bad debts written off	(2,106,011)	(423,245)
Effect of exchange rate changes	(169,543)	(436,685)	38,098
Balance at end of period	$ 876,300	$ 3,200,434	$ 4,022,664